401(k) Savings and Retirement Plan (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) hours	Dec. 31, 2015 USD ($)
Compensation and Retirement Disclosure [Abstract]
401(k) eligibility, minimum employment service	1 year
401(k) eligibility, minimum hours | hours	1,000
401(k) eligibility, minimum age	21 years
Company contributions | $	$ 0	$ 0